Consolidated statements of comprehensive income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive income [Abstract]
Net profit (loss) for the year	$ 903	$ (248,054)	$ (403,156)
Items that will not be subsequently reclassified to profit or loss
Actuarial gains, net (Note 23)	31,121	33,691	10,953
Revaluation surplus (Note 25)	(58,231)	(291,200)	314,436
Income tax on other comprehensive income	8,133	77,253	(97,617)
Total of other comprehensive loss for the year	(18,977)	(180,256)	227,772
Comprehensive loss for the year	(18,074)	(428,310)	(175,384)
Attributable to:
Non-controlling interest	(2,638)	(5,482)	(5,025)
Controlling interest	$ (15,436)	$ (422,828)	$ (170,359)